SUBSEQUENT EVENTS (Details) - shares	Jul. 03, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 08, 2021
SUBSEQUENT EVENTS
Common shares, shares issued		138,848,177	138,848,177	138,848,177
Common shares, shares outstanding		138,825,356	138,825,356	138,825,356
PRIVETERRA ACQUISITION CORP. | Class B common stock
SUBSEQUENT EVENTS
Common shares, shares issued		6,900,000	6,900,000	6,900,000	6,900,000
Common shares, shares outstanding		6,900,000	6,900,000	6,900,000	6,900,000
PRIVETERRA ACQUISITION CORP. | Subsequent events | Class A Common stock
SUBSEQUENT EVENTS
Common stock, shares entitled to vote	1,528,826
Common shares, shares issued	2,002,272
Common shares, shares outstanding	2,002,272
PRIVETERRA ACQUISITION CORP. | Subsequent events | Class B common stock
SUBSEQUENT EVENTS
Common stock, shares entitled to vote	6,900,000
Common shares, shares issued	6,900,000
Common shares, shares outstanding	6,900,000